Restructuring, Writedown of Assets and Lease Loss Accrual	12 Months Ended
Dec. 31, 2012
Restructuring, Writedown of Assets and Lease Loss Accrual
18.	Restructuring, Writedown of Assets and Lease Loss Accrual

As discussed in Footnote 12 “Goodwill and Intangible Assets”, in the third quarter of 2012 the Company recorded a non-cash impairment charge from continuing operations of $28.7 million, representing $12.1 million of goodwill related to the asset management businesses and $16.7 million of intangible assets related to the Company’s DMM, asset management and reverse mortgage businesses. The Company also recorded $114.3 million pre-tax impairment charge recorded within Loss from discontinued operations, net of tax related to the institutional fixed income sales and trading business in the third quarter of 2012.

In the third quarter of 2011, the Company undertook a corporate restructuring designed to lower operating expenses and improve financial performance. This restructuring comprised a reduction in workforce, a significant downsizing of its Hong Kong presence and discontinuing certain other initiatives. For the year ended December 31, 2011, the Company recorded a Restructuring charge of $24.2 million which affected all segments and comprised the following:

•	Employee severance and other employee benefit costs of $13.7 million;

•	Hong Kong asset writedown, lease and contract termination costs of $2.2 million; and

•	Capitalized software, intangible asset and goodwill writedown of $8.3 million.

The Company also recorded pre-tax restructuring charges of $4.4 million and $12.9 million for the years ended December 31, 2011 and 2010, respectively, primarily related to employee severance and other employee benefits which is recorded within Loss from discontinued operations, net of tax related to the institutional fixed income sales and trading business.

Writedown of assets and lease loss accrual was $1.6 million and $0.7 million for the years ended December 31, 2011 and 2010, respectively primarily related to excess real estate capacity within continuing operations. Recorded in Loss from discontinued operations, net of tax are lease loss accruals and writedown of assets of $1.3 million and $0.3 million for the years ended December 31, 2011 and 2010 respectively.